AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 12, 2006.

                                                             File Nos. 333-58234
                                                                       811-03859
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___              [ ]

                        Post-Effective Amendment No. 24               [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                               Amendment No. 26                       [X]

                        (Check Appropriate Box Or Boxes)

                            ------------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
   (Address and Telephone Number of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)
                                 70 PINE STREET
                               NEW YORK, NY 10270
              (Address of Guarantor's Principal Offices)(Zip Code)
       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
            (Name and Address of Agent for Registrant and Depositor)



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2006 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on                pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment



                                EXPLANATORY NOTE
         Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 23 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 25 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on February 16, 2006 and pursuant to Rule 485(a)(1) would have become effective on April 17, 2006.

Post-Effective Amendment 24 and Amendment No. 26 (collectively, the "Subsequent Amendments") are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 1, 2006 as the new date upon which the Amendments shall become effective.

The Subsequent Amendments incorporate by reference Parts A, B and C as indicated below:

Part A - Prospectus

Incorporated by reference to Form N-4, Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on April 29, 2005, Accession No.
0000950129-05-004370;

Form N-4, Post Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on August 29, 2005, Accession No. 0000950148-05-000089;

Form N-4, Post Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No. 0000950129-05-009343;

Form N-4, Post Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on October 24, 2005, Accession No. 0000950129-05-009999;
and

Form N-4, Post Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on October 28, 2005, Accession No. 0000950129-05-010250.

Form N-4, Post Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 26 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on February 16, 2006, Accession No. 0000950148-06-000004.

Part B - Statement of Additional Information

Incorporated by reference to Form N-4, Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on April 29, 2005, Accession No.
0000950129-05-004370;

Form N-4, Post Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on August 29, 2005, Accession No. 0000950148-05-000089;

Form N-4, Post Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No. 0000950129-05-009343;
and

Form N-4, Post Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on October 24, 2005, Accession No. 0000950129-05-009999.


Part C - Other Information

Incorporated by reference to Form N-4, Post Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on October 28, 2005, Accession No. 0000950129-05-010250.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Acts Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 24 and 26; File Nos. 333-58234 and 811-03859, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 11th day of April, 2006.

                                     VARIABLE SEPARATE ACCOUNT
                                     (Registrant)

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                     (Depositor)

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer




As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                     TITLE                           DATE
---------                                     -----                           ----
JAY S. WINTROB*                      Chief Executive Officer,             April 11, 2006
---------------------------------           & Director
Jay S. Wintrob                    (Principal Executive Officer)


JAMES R. BELARDI*                            Director                     April 11, 2006
---------------------------------
James R. Belardi

MARC H. GAMSIN*                              Director                     April 11, 2006
---------------------------------
Marc H. Gamsin

N. SCOTT GILLIS*                      Senior Vice President,              April 11, 2006
---------------------------------    Chief Financial Officer &
N. Scott Gillis                              Director
                                  (Principal Financial Officer)


JANA W. GREER*                               Director                     April 11, 2006
---------------------------------
Jana W. Greer

STEWART R. POLAKOV*                   Senior Vice President               April 11, 2006
---------------------------------          & Controller
Stewart R. Polakov                (Principal Accounting Officer)


* By: /s/ CHRISTINE A. NIXON                                              April 11, 2006
     ----------------------------
       Christine A. Nixon
       Attorney-In-Fact

        American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 11th day of April, 2006.

                                        By: AMERICAN HOME ASSURANCE COMPANY


                                        By:  /s/ Robert S. Schimek
                                           -------------------------------------
                                           ROBERT S. SCHIMEK,
                                           SENIOR VICE PRESIDENT AND TREASURER

* MERTON BERNARD AIDINOFF                    Director             April 11, 2006
---------------------------------
MERTON BERNARD AIDINOFF

* STEVEN JAY BENSINGER                       Director             April 11, 2006
---------------------------------
STEVEN JAY BENSINGER

* JOHN QUINLAN DOYLE                  Director and President      April 11, 2006
---------------------------------
JOHN QUINLAN DOYLE

* JEFFREY L. HAYMAN                          Director             April 11, 2006
---------------------------------
JEFFREY L. HAYMAN

* DAVID LAWRENCE HERZOG                      Director             April 11, 2006
---------------------------------
DAVID LAWRENCE HERZOG

* ROBERT EDWARD LEWIS                        Director             April 11, 2006
---------------------------------
ROBERT EDWARD LEWIS

* KRISTIAN PHILIP MOOR                 Director and Chairman      April 11, 2006
---------------------------------
KRISTIAN PHILIP MOOR

* WIN JAY NEUGER                             Director             April 11, 2006
---------------------------------
WIN JAY NEUGER

* ERNEST THEODORE PATRIKIS                   Director             April 11, 2006
---------------------------------
ERNEST THEODORE PATRIKIS

* ROBERT MICHAEL SANDLER                     Director             April 11, 2006
---------------------------------
ROBERT MICHAEL SANDLER

* ROBERT S. SCHIMEK                    Director, Senior Vice      April 11, 2006
---------------------------------     President and Treasurer
ROBERT S. SCHIMEK

* NICHOLAS SHAW TYLER                        Director             April 11, 2006
---------------------------------
NICHOLAS SHAW TYLER

* NICHOLAS CHARLES WALSH                     Director             April 11, 2006
---------------------------------
NICHOLAS CHARLES WALSH

/S/ ROBERT S. SCHIMEK                                             April 11, 2006
---------------------------------
* ROBERT S. SCHIMEK
  ATTORNEY-IN-FACT
  (Exhibit to the Registration Statement)